4. Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of provision for income taxes
	2013	2012	2011
	US$’000	US$’000	US$’000

The PRC and Hong Kong	(157)	13	(1,204)
	══════	══════	══════

The provision for income taxes consists of:

	2013	2012	2011
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	47	117	(46)
	──────	──────	──────
Total current provision	47	117	(46)
	══════	══════	══════

Deferred tax benefit:
The PRC and Hong Kong	26	25	(17)
	──────	──────	──────
Total deferred provision	26	25	(17)
	══════	══════	══════

Reconciling items from income tax
	2013	2012	2011
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	(49)	31	(263)
Change in valuation allowances	124	166	33
Under-provision for income tax in prior years	-	-	(10)
Non-deductible expenses	(2)	(55)	177
	──────	──────	──────
Total provision for income tax at effective tax rate	73	142	(63)
	══════	══════	══════

Components of deferred tax assets
	2013	2012
	US$’000	US$’000

Tax losses	230	977
Temporary differences	6	(24)
Less: Valuation allowances	-	(691)
	──────	──────
Net deferred tax assets	236	262
	══════	══════

ZHEJIANG
Components of provision for income taxes
	2013	2012	2011
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	2,217	3,218	8,912

Income taxes	2,217	3,218	8,912

Deferred tax benefit:	446	(784)	(993)

Total deferred taxes	446	(784)	(993)

Reconciling items from income tax

	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Income before income taxes	7,961	933	47,309

Computed tax using respective companies’statutory tax rates	1,194	140	7,096
Under/(over)-provision for income tax in prior years	(122)	1,358	512
Temporary differences	(445)	-	-
Tax effect on revenue not subject to tax	(242)	(56)	(652)
Tax effect on expenses not deductible for tax purposes	2,279	992	963

Total provision for income tax at effective tax rate	2,664	2,434	7,919

Components of deferred tax assets
	2013	2012
	RMB’000	RMB’000

Tax losses	-	-
Allowance for doubtful debts	2,959	2,513

Net deferred tax assets	2,959	2,513